FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income - Financial assets at fair value through other comprehensive income, category [member]
£ in Millions
Dec. 31, 2018 GBP (£)
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Government securities	£ 18,971
Asset-backed securities	57
Corporate and other debt securities	5,119
24,147
Treasury and other bills	221
Total financial assets at fair value through other comprehensive income	24,368
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Government securities	18,831
Asset-backed securities	5
Corporate and other debt securities	4,151
22,987
Treasury and other bills	221
Total financial assets at fair value through other comprehensive income	£ 23,208